Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the period
Administration
Balance at the end of the period	39,168	38,974
Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the period	1,845	1,811
Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the period	497	475
Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the period	195	87
Canada [Member] | Loveland (Enid Creek) Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the period		397
Greenland [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the period	27	27
Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the period	36,604	36,177
Exploration and Evaluation Assets Arising From Acquisition [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the period	648	709
Acquisition costs - cash	9	13
Balance at the end of the period	657	722
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the period	308	298
Acquisition costs - cash	5	5
Balance at the end of the period	313	303
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the period	238	230
Acquisition costs - cash	4	4
Balance at the end of the period	242	234
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the period	42	42
Acquisition costs - cash
Balance at the end of the period	42	42
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Loveland (Enid Creek) Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the period		83
Acquisition costs - cash
Balance at the end of the period		83
Exploration and Evaluation Assets Arising From Acquisition [Member] | Greenland [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the period	14	14
Acquisition costs - cash
Balance at the end of the period	14	14
Exploration and Evaluation Assets Arising From Acquisition [Member] | Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the period	46	42
Acquisition costs - cash		4
Balance at the end of the period	46	46
Exploration and Evaluation Assets Arising From Exploration [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the period	38,445	37,924
Administration
Corporate social responsibility		1
Property maintenance	17	12
Drilling	11	173
Environment, health & safety
Geology	27	75
Geophysics	1	67
Helicopter charter aircraft (recovery)
Infrastructure
Write-off
Increase in exploration and evaluation assets	56	328
Balance at the end of the period	38,511	38,252
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the period	1,529	1,498
Administration
Corporate social responsibility
Property maintenance		6
Drilling
Environment, health & safety
Geology	3	4
Geophysics
Helicopter charter aircraft (recovery)
Infrastructure
Write-off
Increase in exploration and evaluation assets	3	10
Balance at the end of the period	1,532	1,508
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the period	252	233
Administration
Corporate social responsibility
Property maintenance		5
Drilling
Environment, health & safety
Geology	3	3
Geophysics
Helicopter charter aircraft (recovery)
Infrastructure
Write-off
Increase in exploration and evaluation assets	3	8
Balance at the end of the period	255	241
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the period	142	39
Administration
Corporate social responsibility
Property maintenance		1
Drilling		2
Environment, health & safety
Geology	10	1
Geophysics	1	2
Helicopter charter aircraft (recovery)
Infrastructure
Write-off
Increase in exploration and evaluation assets	11	6
Balance at the end of the period	153	45
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Loveland (Enid Creek) Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the period		33
Administration
Corporate social responsibility
Property maintenance
Drilling		161
Environment, health & safety
Geology		55
Geophysics		65
Helicopter charter aircraft (recovery)
Infrastructure
Write-off
Increase in exploration and evaluation assets		281
Balance at the end of the period		314
Exploration and Evaluation Assets Arising From Exploration [Member] | Greenland [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the period	13	13
Administration
Corporate social responsibility
Property maintenance
Drilling
Environment, health & safety
Geology
Geophysics
Helicopter charter aircraft (recovery)
Infrastructure
Write-off
Increase in exploration and evaluation assets		13
Balance at the end of the period	13	27
Exploration and Evaluation Assets Arising From Exploration [Member] | Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the period	36,519	36,108
Administration
Corporate social responsibility		1
Property maintenance	17
Drilling	11	10
Environment, health & safety
Geology	11	12
Geophysics
Helicopter charter aircraft (recovery)
Infrastructure
Write-off
Increase in exploration and evaluation assets	39	23
Balance at the end of the period	$ 36,558	$ 36,131